LISTING EXPENSE (Tables)	6 Months Ended
Jun. 30, 2022
Analysis of income and expense [abstract]
Schedule of Listing Expenses
The table below sets out the listing expense incurred in the six months to June 30, 2021.

Six months ended
In thousands of USD	June 30, 2021
Listing expenses
Reverse merger impact in the consolidated statement of profit or (loss) due to IFRS 2 accounting treatment
Fair value of shares issued	1,591,090
Fair Value of Warrants transferred	208,586
Total value of consideration	1,799,676
Less
Fair Value of net asset received	(631,161)
Total reverse merger impact in the consolidated statement of profit or (loss) due to IFRS 2 accounting treatment	1,168,515
Other expenses directly linked to the listing expense**	19,820
Total listing expense	1,188,335
**Additionally, the company had incurred additional costs of USD 19,820,009 in relation to the SPAC transaction and reverse merger which has been presented as a part of the Listing expense. All prior year comparatives have been translated to US Dollars due to a change in presentational currency. See note 2.